Major Class of Inventory (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2013	May 31, 2012
Schedule of Inventory [Line Items]
Raw material and supplies	$ 185,590	$ 160,869
Finished goods	363,090	329,109
Total Inventory	$ 548,680	$ 489,978